As filed with the Securities and Exchange Commission on

                            REGISTRATION NO. 33-6867
                    INVESTMENT COMPANY ACT FILE NO. 811-4665

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A
                                      ----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

     Pre-Effective Amendment No.  _____                               / /

     Post-Effective Amendment No.    35
                                  --------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

     Amendment No.                                                    /X/

                     Commonwealth International Series Trust
                on behalf of its series, Commonwealth Japan Fund
           (formerly known as the Capstone International Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                5847 San Felipe, Suite 850, Houston, Texas 77057
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: 1-713-781-2856

                           Mitchell J. Rabil, Esquire
                              Rabil & Ropka, L.L.C.
                          300 West Route 38, Suite 102
                          Moorestown, New Jersey 08057
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

/X/  immediately upon filing pursuant to paragraph (b).
/ /  on ________________ pursuant to paragraph (b).
/ /  60 days after filing pursuant to paragraph (a)(i).
/ /  on (date) pursuant to paragraph (a)(i).
/ /  75 days after filing pursuant to paragraph (a)(ii).
/ /  on ________________ pursuant to paragraph (a)(ii) of Rule 485

                             COMMONWEALTH JAPAN FUND
               a Series of Commonwealth International Series Trust
                      formerly known as Capstone Japan Fund
                 a Series of Capstone International Series Trust

            Seekinglong-term capital appreciation and current income
                   through investments in Japanese securities.

                                   PROSPECTUS

           THE SECURITIES AND EXCHANGE COMMISSION DOES NOT APPROVE OR
      DISAPPROVE THE INFORMATION IN THIS PROSPECTUS, AND DOES NOT DETERMINE
       WHETHER THIS INFORMATION IS ACCURATE OR COMPLETE. IT IS A CRIMINAL
                           OFFENSE TO STATE OTHERWISE.

                                TABLE OF CONTENTS


THE FUND.......................................................................1

FEE TABLE......................................................................3

MANAGEMENT.....................................................................4

BUYING AND SELLING FUND SHARES.................................................5

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................9

FINANCIAL HIGHLIGHTS..........................................................10

HOW TO GET MORE INFORMATION...................................................12

                                    THE FUND

THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.
--------------------------------------------------------------------

     The Fund will continue to seek to provide long-term capital appreciation and current income. It invests primarily in securities listed on the Tokyo Stock Exchange or other recognized Japanese trading markets and in securities of issuers that are organized under the laws of Japan, that have at least 50% of their assets in Japan or that derive at least 50% of their earnings or profits from goods produced or sold, investments made, or services performed in Japan (Japanese Issuers). The Fund may also invest in debt securities of Japanese Issuers, or that are payable in yen or whose interest rate is linked to changes in a recognized index of Japanese market performance to the performance of the Japanese market or economy. In addition to buying these securities directly, the Fund may invest in sponsored and un-sponsored American Depository Receipts
(ADRs) related to these securities. (See below "Principal Risks.") Under normal market conditions, at least 65% of the Fund's total assets will be invested in the foregoing securities. The Fund's debt securities must be rated at least BBB by Standard & Poor's Corporation (S&P) or Baa by Moody's Investors Service or deemed of comparable quality by the investment adviser. If these securities are downgraded, the Adviser has the discretion to hold or sell them.

     The Adviser selects investments in issuers that it believes will benefit from changes in the Japanese economy or will respond well in global markets. Issuers are also evaluated in terms of fundamental factors such as ratios of price to earnings and price to cash flow, book value and dividend yield. Similar factors will be used to determine when a security held by the Fund should be considered for sale.

     The Fund also has authority to invest in U.S. securities, including money market instruments (such as U.S. Treasury bills, repurchase agreements, commercial paper and bankers' acceptances) and other debt securities such as U.S. Government securities and corporate debt obligations. It may invest in certificates of deposit of domestic and foreign branches of U.S. banks. For temporary defensive purposes, during periods of unusual market conditions when the Adviser believes the Fund's principal investments might be significantly adversely affected, the Fund may invest in these instruments without limit, which can prevent the Fund from pursuing its investment objective during those periods and cause the Fund to lose benefits when the market begins to improve. The Fund may also use futures and options to hedge its portfolio, and it may hedge its foreign securities purchases with forward foreign currency exchange contracts. The Fund has authority to lend its portfolio securities. These loans will be fully collateralized at all times.

     The Fund's most recent annual/semiannual report contains information on the Fund's performance, including relevant market conditions, recent investment strategies, as discussed above, and securities holdings. (SEE BACK COVER ON HOW TO OBTAIN SUCH A REPORT.)

PRINCIPAL RISKS
---------------

     Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate -- at times dramatically -- in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. Despite these risks, stocks have historically tended to out-perform other types of securities over the longer term.

     Investments in fixed income securities also entail risk. The values of these securities will tend to fluctuate inversely with changes in interest rates. Changes in the financial strength of the issuer, or its creditworthiness, can also affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both stock and fixed income securities, also entail, to some extent, the risks of each.

     Investing in securities of Japanese Issuers involve certain risks that are different from investments in U.S. issuers. The Japanese economy has experienced an economic slowdown in recent years and there can be no assurance about whether and when it will recover. Moreover, attempts to restructure certain aspects of the economy, although designed to help, are uncertain in their effects. Investments in foreign securities involve higher costs. There are also risks due to differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as from fluctuations in currency values. Further, there is often more limited information about foreign issuers, and there is the possibility of negative governmental actions, and of political and social unrest. The Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in these markets are also generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Also, transactions in Japanese securities may involve higher costs and typically take longer to settle than in the U.S., which may make it more difficult for the Fund to liquidate positions and thereby causing delays in the Fund's receipt of dividend and interest payments.

     ADRs are dollar-denominated depository receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. Although ADRs provide a convenient means to invest in non-U.S. securities, these investments involve risks generally similar to investment directly in foreign securities. ADRs may, or may not, be sponsored by the issuer. There are certain risks and costs associated with investments in unsponsored ADR programs. Because the issuer is not involved in establishing the program (such programs are often initiated by broker-dealers), the underlying agreement for payment and service is between the depository and the shareholders. Expenses related to the issuance, cancellation and transfer of the ADRs, as well as costs of custody and dividend payment services may be passed in whole or in part through to shareholders. The availability of regular reports regarding the issuer is also less certain.

     The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

     The Fund's investments will fluctuate in price. This means that Fund share prices will go up and down, and you can lose money. From time to time, the Fund's performance may be better or worse than funds with similar investment policies. Its performance is also likely to differ from that of funds that use different strategies for selecting stocks. Because of its emphasis on securities of Japanese Issuers, the Fund should be considered a vehicle for diversification and not as a balanced investment program.

     See also "Risk Factors" in the Statement of Additional Information.

PAST PERFORMANCE
----------------

     The following two tables illustrate the Fund's past performance. The first table provides some indication of the risks of an investment in the Fund by showing how the Fund's returns have varied from calendar year to calendar year. The second shows how the Fund has performed on a cumulative basis since its inception, beginning with its first full fiscal year. Each table assumes that dividends and distributions paid by the Fund have been reinvested at net asset value in additional Fund shares. You should remember that past performance does not necessarily indicate how the Fund will perform in the future.

(Bar Chart to be inserted showing the following data:)

Year-by-year total return as of 12/31 each year (%).


             12/31/90           (37.01%)
             12/31/91             0.29%
             12/31/92           (28.88%)
             12/31/93            25.31%
             12/31/94            24.27%
             12/31/95            (3.21%)
             12/31/96           (16.10%)
             12/31/97           (24.55%)
             12/31/98             6.68%
             12/31/99            58.59%
             12/31/00           (18.02%)

             Best Quarter - 4th Quarter 1998       25.32%
             Worst Quarter - 1st Quarter 1990     (29.90%)

Average Annual Total Return as of 10/31/00

                1 Year              5 Years         Inception (11/25/91)
                ------              -------         --------------------

Fund            (18.02%)            (3.41%)               (3.31%)

FEES AND EXPENSES OF THE FUND
-----------------------------

     This table describes the fees and expenses you will pay if you invest in the Fund. As you can see, the Fund has no fees that are charged directly to shareholders. Shareholders do, however, bear indirectly a portion of the Fund's annual operating expenses.

                                    FEE TABLE
                                    ---------

Shareholder Fees (fees paid directly from your investment)

Maximum front-end sales charge                                   None
Maximum deferred sales charge                                    None
Maximum sales charge on reinvested dividends and
distributions                                                    None

Redemption fee                                                   None
Exchange fee                                                     None
Maximum account fee                                              None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Administration Fee                                               0.22%
Investment Advisory Fees                                         0.75%
Distribution (12b-1) Fees**                                      0.25%
Other Expenses*                                                  2.62%
                                                                 -----
Total Annual Fund Operating Expenses                             3.84%

*"Other expenses" include such expenses as custody, transfer agent, legal, accounting and registration fees. The Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.25% of its average net assets each year for distribution costs. These fees are an ongoing charge to the Fund and therefore are an indirect expense to you. Over time these fees may cost you more than other types of sales charge.

Example:

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment returns 5% each year, and that the Fund's operating expenses remain at a constant percentage. Because these assumptions may vary from your actual experience, your actual return and expenses may be different.

            1 Year        3 Years        5 Years       10 Years
            ------        -------        -------       --------

            $386.23      $1,172.17      $1,976.46      $4,070.25

                                   MANAGEMENT
                                   ----------

THE ADVISER
-----------

     The Fund's investment adviser is FCA Corp. FCA is a fee-based financial planning and investment counseling firm located at 5847 San Felipe, Suite 850, Houston, Texas 77057. FCA and its predecessors have been in business since 1975. FCA acts as investment adviser to Commonwealth Australia/New Zealand Fund, as well as to several entities focusing on real estate-related investments.

     FCA manages the Fund's portfolio investments and places orders for Fund transactions. For its services, it receives advisory fees from the Fund which are based on the Fund's net assets. For its fiscal year ended October 31, 2000, the Fund paid FCA fees equal to 0.75% of the Fund's average net assets.

PORTFOLIO MANAGERS
------------------

     ROBERT W. SCHARAR: President of FCA Corp., has served as the Fund's portfolio manager since 1991. Mr. Scharar, President and Chairman of the Board of Trustees, is the principal and controlling stockholder of FCA Corp. He co-founded the predecessor to FCA Corp. in 1975. He received an AA from Polk Community College, a BSBA in Accounting from the University of Florida, an MBA and JD from Northeastern University, and a LLM in Taxation from Boston University Law School. He is a member of the Florida and Massachusetts Bars and is a Florida Certified Public Accountant. He has been an accounting professor at Bentley and Nichols Colleges, was an officer of United States Trust Company (Boston), and was a tax specialist at Coopers & Lybrand. Mr. Scharar is a contributing author to the Clark Boardman Callaghan's publication, "Estate and Personal Financial Planning." His directorships include the American Association of Attorney-CPA's, First Commonwealth Mortgage Trust, United Investors Realty Trust and United Dominion Realty Trust.

     CHEIKH MBAYE: Vice President and Investment Officer he holds a Master of Science in finance from Drexel University. Before joining FCA in October 2000 was employed for seven years as Assistant Investment Manager with the United Nations Joint Staff Pension where he assisted in the management of European and Asian equities (including Australia, New Zealand and Japan). His current duties involve the day-to-day management of the Japan Fund and the Australia/New Zealand Fund.

                         BUYING AND SELLING FUND SHARES
                         ------------------------------

Share Price:            The purchase and redemption  price of Fund shares is the
                        Fund's net asset value (NAV) per share  determined after
                        your order is received.  NAV is generally  calculated as
                        of the close of  regular  trading  on the New York Stock
                        Exchange, generally 4:00 p.m. Eastern time, and reflects
                        the Fund's aggregate  assets less its  liabilities.  The
                        Fund's  exchange-traded  investments are valued at their
                        market  value  at that  time  in  their  primary  market
                        (certain  derivatives  are priced at 4:15 Eastern time).
                        If market value quotations are not readily available for
                        an investment, the investment will be valued at its fair
                        value as determined in good faith by the Fund's Board of
                        Trustees.  Prices for debt  securities  may be  obtained
                        from  pricing  services,  except  that  short-term  debt
                        securities  are  valued  at  amortized  cost.  Assets or
                        liabilities   denominated  in  foreign   currencies  are
                        translated into U.S. dollars at the prevailing market rates at 17:00 Greenwich Mean Time on each day NAV is calculated. NAV is not calculated, and the Fund will not sell or redeem its shares, on days the New York Stock
                        Exchange is closed,  although the Tokyo Stock Exchange (
                        TOPIX) may be open on those days. Thus, the value of the Fund's shares may change on days when shareholders may not be able to purchase or redeem shares. Further, NAV may be calculated on certain days on which the TOPIX is closed for holidays or other reasons.

Minimum Investment:     The minimum initial investment in the Fund is $200, with
                        the exception of continuous  investment plans.  There is
                        no  minimum  for   subsequent   investments,   with  the
                        exception of continuous investment plans. (For telephone purchases, see below.)

Share Certificates:     The Fund will not issue  share  certificates  unless you
                        make a  written  request  to the  Transfer  Agent.  (The
                        Transfer Agent's address is provided below.)

Telephone Transactions: In your  Investment  Application,  you may authorize the
                        Fund to accept redemption and exchange orders by phone. You will be liable for any fraudulent order as long as the Fund has taken reasonable steps to assure that the order was proper. Also note that during unusual market conditions, you may experience delays in placing telephone orders. (see below "Purchasing Fund Shares and Redeeming Fund Shares.")

Frequent Transactions:  The Fund reserves the right to limit additional purchase and exchange transactions by any investor who makes frequent purchases, redemptions or exchanges that the Adviser believes might harm the Fund. In general, more than one transaction per month may be viewed as excessive.

PURCHASING FUND SHARES:
-----------------------

     You may use any of the following methods to purchase Fund shares:

     Through Authorized Dealers:
     ---------------------------

     You may place your order through any dealer authorized to take orders for the Fund. If the order is transmitted to the Fund by 4:00 p.m. Central time, it will be priced at the NAV per share determined on that day. Otherwise, later orders will receive the NAV per share next determined. It is the dealer's responsibility to transmit orders timely.

     Through the Distributor:
     ------------------------

     You may place orders directly with the Fund's distributor by mailing a completed Investment Application with a check or other negotiable bank draft (payable to: Commonwealth Japan Fund) to the Transfer Agent.

          The Transfer Agent's address is:
          --------------------------------

          Declaration Service Company
          P.O. Box 844
          Conshohocken, PA 19428-0844

     (Remember to make your check for at least any applicable minimum noted above.)

     Investing By Wire:
     ------------------

     You may purchase shares by wire if you have an account with a commercial bank that is a member of the Federal Reserve System. You should be aware that your bank may charge a fee for this service.

     For an initial investment by wire, you must first call 1-800-345-1898 to be assigned a Fund account number. Ask your bank to wire the amount of your investment to:

          Commonwealth Japan Fund
          Fifth Third Bank
          ABA#042000314
          DDA Acct# 992-68815
          FBO: (____your name & Fund Account #___________)

     Note that the wire must include: your name and address, your Fund account number, and your social security or tax identification number. You must follow up your wire with a completed Investment Application. This application is contained in the Fund's prospectus. Mail the application to the Transfer Agent's address (see above, under "Distributor").

     For a subsequent investment by wire, ask your bank to wire funds to the United Missouri Bank address noted above. The wire must include your name and your Fund account number.

     Telephone Investment:
     ---------------------

     After you have opened your account, you may make additional investments by telephone if you completed the "Telephone Purchase Authorization" section of your Investment Application.

     You may place a telephone order by calling the Transfer Agent at 1-888-345-1898.

     The minimum for a telephone purchase is $1000, and the maximum is five times the NAV of your Fund shares on the day before your telephone order. (You may not include the value of shares for which you have been issued certificates.) Your order will be priced at the NAV next determined after your call. Payment for your order must be received within 3 business days. Mail your payment to the Transfer Agent's address (see "Distributor," above). If your payment is not received within 3 business days, you will be liable for any losses caused by your purchase.

     Pre-Authorized Investment:
     --------------------------

     You may arrange to make regular monthly investments of at least $25 through automatic deductions from your checking account by completing the Pre-Authorized Payment section of the Investment Application.

REDEEMING FUND SHARES:
----------------------

     You may redeem your Fund shares at any time by writing to the Transfer Agent's address. The Fund does not charge any fee for redemptions. If you request the redemption proceeds to be sent to your address of record, you generally will not need a signature guarantee. A signature guarantee will be required if:

     o    you were issued certificates for the shares you are redeeming;

     o you want the proceeds to be mailed to a different address or to be paid to someone other than the record owner;

     o    you want to transfer ownership of the shares.

     Signature guarantee: A signature guarantee can be provided by most banks, broker-dealers and savings associations, as well as by some credit unions.

     Any   certificates  for  shares  you  are  redeeming  must  accompany  your redemption request. You will generally receive a check for your redemption amount within a week.

     Expedited Redemption
     --------------------

     Through an authorized dealer: You may request a redemption through any broker-dealer authorized to take orders for the Fund. The broker-dealer will place the redemption order by telephone or telegraph directly with the Fund's distributor and your share price will be based on the NAV next determined after the distributor receives the order. The distributor does not charge for this service, but the broker-dealer may charge a fee. You will generally receive your proceeds within a week.

     Telephone redemption:
     ---------------------

     You may order a redemption by calling the Transfer Agent at 1-888-345-1898 if:

     o    your redemption will be at least $1000;

     o    no share certificates were issued for the shares you are redeeming;

     o your Investment Application authorized expedited telephone redemption and designated a bank or broker-dealer to receive the proceeds.

     The proceeds will be mailed or wired to the designated bank or broker-dealer on the next business day after your redemption order is received. There is no fee charged by the Fund for this service, although a fee may be imposed in the future. The Fund may also decide to modify or not to offer this service. In this case, the Fund will attempt to provide reasonable prior notice to shareholders.

     Systematic Withdrawal
     ---------------------

     You may arrange for periodic withdrawals of $50 or more if you invest at least $5000 in the Fund. Under this arrangement, you must elect to have all your dividends and distributions reinvested in shares of the Fund. Your withdrawals under this plan may be monthly, quarterly, semi-annual or annual.

     Payments under this plan are made by redeeming your Fund shares. The payments do not represent a yield from the Fund and may be a return of your capital, thus depleting your investment. Payments under this plan will terminate when all your shares have been redeemed. The number of payments you receive will depend on the size of your investment, the amount and frequency of payments, and the yield and share price of the Fund, which can be expected to fluctuate.

     You may terminate your plan at any time by writing to the Transfer Agent. You continue to have the right to redeem your shares at any time. The cost of the plan is borne by the Fund and there is no direct charge to you.

     Redemption in Kind:
     -------------------

     If you place a redemption order for more than $1 million, the Fund reserves the right to pay the proceeds in portfolio securities of the Fund, rather than in cash to the extent consistent with applicable legal requirements. In that case, you will bear any brokerage costs imposed when you sell those securities.

     Redemption Suspensions or Delays
     --------------------------------

     Although you may normally redeem your shares at any time, redemptions may not be permitted at times when the New York Stock Exchange is closed for unusual circumstances, or when the Securities and Exchange Commission allows redemptions to be suspended.

     If you recently purchased the shares by check, the Fund may withhold the proceeds of your redemption order until it has reasonable assurance that the purchase check will be collected, which may take up to 15 days from the date of purchase.

     Exchanging Fund Shares
     ----------------------

     You may exchange your Fund shares for shares of another Commonwealth fund at a price based on their respective NAVs. There is no sales charge or other fee. We will send you the prospectus of the fund into which you are exchanging and we urge you to read it. If you have certificates for the shares you are exchanging, your order cannot be processed until you have endorsed them for transfer and delivered them to the Transfer Agent.

     You may place an exchange order in two (2) ways:

     o    you may mail your exchange order to the Transfer Agent's address.

     o you may place your order by telephone if you authorize telephone exchanges on your Investment Application. Telephone exchange orders may be placed from 9:30 a.m. to 4:00 p.m. Eastern time, on any business day.

     Exchanges into a fund can be made only if that fund is eligible for sale in your state. The Fund may terminate or amend the exchange privilege at any time with 60 days' notice to shareholders.

     Remember that your exchange is a sale of your shares. Tax consequences are described under "Dividends, Distributions and Taxes."

TAX-DEFERRED RETIREMENT PLANS
-----------------------------

     Fund shares may be used for virtually all types of tax-deferred retirement plans, including traditional, Roth and Education IRAs and Simplified Employee Pension Plans. For more information, call 1-888-345-1898.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     The Fund expects to pay dividends from its net income and distributions from its net realized capital gains at least annually, generally in November. Normally, income dividends and capital gains distributions on your Fund shares will be paid in additional shares of the Fund, with no sales charge. However, on your Investment Application, you may elect one of the following other options:

     OPTION 1: To have income dividends paid in cash and capital gains distributions paid in additional Fund shares.

     OPTION 2: To have both income dividends and capital gains distributions paid to you in cash.

     There is no sales charge or other fee for either option. If you select OPTION 1 or OPTION 2 and the checks sent to you cannot be delivered or remain uncashed for six months, the aggregate amount of those checks will be invested in additional Fund shares for your account at the then current NAV, and all your future dividends and distributions will be paid in Fund shares.

TAX TREATMENT OF DIVIDENDS, DISTRIBUTIONS AND REDEMPTIONS
---------------------------------------------------------

     You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell
(redeem) or exchange your Fund shares. If you hold Fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account

     The Fund will let you know each year which amounts of your dividend and distribution payments are to be taxed as ordinary income and which are treated as long-term capital gain. The tax treatment of these amounts does not depend on how long you have held your Fund shares or on whether you receive payments in cash or additional shares.

     The tax treatment of any gain or loss you realize when you sell or exchange Fund shares will depend on how long you held the shares. Investors should consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution but the distribution will generally be taxable to them.

     You should  consult your tax adviser about any special  circumstances  that
could  affect  the  federal,   state  and  local  tax  treatment  of  your  Fund
distributions and transactions.

MASSACHUSETTS BUSINESS TRUST
----------------------------

     The Fund is a series of Commonwealth International Series Trust ("Trust"), a Massachusetts business trust. Because of uncertainty regarding whether shareholders of a Massachusetts business trust might, under certain circumstances, be held liable as partners for obligations of the trust, the Trust's Declaration of Trust specifically provides that the Fund, to the extent of its assets, will repay any amount assessed against a shareholder by virtue of being a Fund shareholder.

                              FINANCIAL HIGHLIGHTS
                              --------------------

     The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Briggs, Bunting & Dougherty, LLP, Two Logan Square, Suite 2121, Philadelphia, PA 19103-4901, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                          YEARS ENDED OCTOBER 31, 2000
                                        ----------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD    $   6.88      $   4.55      $   5.21      $   6.76      $   6.76
                                        --------      --------      --------      --------      --------
INVESTMENT OPERATIONS:
  Net investment income (loss)             (0.14)        (0.21)        (0.07)        (0.28)        (0.19)
  Net realized and unrealized gain
    on investments                         (1.10)         2.54         (0.59)        (1.27)         0.25
                                        --------      --------      --------      --------      --------
       Total from investment
          operations                       (1.24)         2.33         (0.66)        (1.55)         0.06
                                        --------      --------      --------      --------      --------
DISTRIBUTIONS FROM:
  Net investment income                       --            --            --            --         (0.06)
                                        --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD          $   5.64      $   6.88      $   4.55      $   5.21      $   6.76
                                        ========      ========      ========      ========      ========

TOTAL RETURN                              (18.02%)       51.21%       (12.67%)      (22.93%)        0.75%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
    (in 000's)                          $  6,282      $  5,305      $  2,604      $  1,902      $  2,975
    Ratio of expenses to average
      net assets
      before reimbursements and
         waivers of expenses                3.84%         4.61%         6.32%         5.46%         3.90%
      after reimbursements and
         waivers of expenses                3.84%         4.61%         2.50%         4.55%         3.30%
    Ratio of net investment loss
      before reimbursements and
         waivers of expenses               (3.08)%       (3.94)%       (5.67)%       (4.78)%       (3.19)%
      after reimbursements and
         waivers of expenses               (3.08)%       (3.94)%       (1.87)%       (3.87)%       (2.59)%
    Portfolio turnover rate                   14%           17%           35%           73%           47%

                           HOW TO GET MORE INFORMATION
                           ---------------------------

     Further information about the Fund is contained in:

     o the Statement of Additional Information (SAI). The SAI contains more detail about some of the matters discussed in the Prospectus. The SAI is incorporated into the Prospectus by reference.

     o Annual and Semi-Annual Reports about the Fund describe its performance and list its portfolio securities. They also include a letter from Fund management describing the Fund's strategies and discussing market conditions and trends and their implications for the Fund.

     You may obtain free copies of the SAI or reports, or other information about the Fund or your account, by calling 1-888-345-1898.

     You may also get copies of the SAI, reports and other information directly from the Securities and Exchange Commission (SEC) by:

     o visiting the SEC's public reference room.(Call 1-202-942-8090 for information.)

     o sending a written request, plus a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by e-mail request to: publicinfo@sec.gov

     o visiting the SEC's website - http://www.sec.gov

     The Fund's Investment Company Act File Number with the SEC is: 811-4665.

                     COMMONWEALTH INTERNATIONAL SERIES TRUST
                            ON BEHALF OF ITS SERIES,
                             COMMONWEALTH JAPAN FUND
           (FORMERLY KNOWN AS THE CAPSTONE INTERNATIONAL SERIES TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus dated . A Prospectus may be obtained without charge by contacting Declaration Service Company, by phone at (888) 345-1898 or by writing to the Fund at P.O. Box 844, Conshohocken, PA 19248-0844

     The Report of Independent Accountants and financial statements of the Fund included in its Annual Report for the period ended October 31, 2000 ("Annual Report") are incorporated herein by reference to such Report. Copies of such Annual Report are available without charge upon request by writing to the Fund at P.O. Box 844, Conshohocken, PA 19248-0844 or by calling toll free 1-888-345-1898.

     The financial statements in the Annual Report incorporated by reference into this Statement of Additional Information have been audited by Briggs, Bunting & Dougherty, LLP, independent accountants and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page

General Information.......................................................
Investment Policies and Restrictions......................................
Risk Factors..............................................................
Performance Information...................................................
Japan.....................................................................
Tokyo Stock Exchange......................................................
Trustees and Executive Officers...........................................
Investment Advisory Agreement.............................................
Administration Agreement..................................................
Distributor...............................................................
Portfolio Transactions and Brokerage......................................
Determination of Net Asset Value..........................................
How to Buy and Redeem Shares..............................................
Taxes.....................................................................
Control Persons and Principal Holders of Securities.......................
Other Information.........................................................
Appendix A................................................................
Appendix B................................................................
Financial Statements......................................................

                               GENERAL INFORMATION
                               -------------------

     Commonwealth Japan Fund (the "Fund") is a series (or fund) of Commonwealth International Series Trust (the "Trust"). Prior to September 2, 1997, the Fund's name was Capstone Nikko Japan Fund. The Trust currently has one other series, Commonwealth Australia/New Zealand Fund, which invests in securities of Australia and New Zealand issuers. The Trust may create additional series in the future, but each series will be treated as a separate mutual fund. The Trust was organized as a business trust in Massachusetts on May 9, 1986 and commenced business shortly thereafter. It is an open end diversified management investment company under the Investment Company Act of 1940. First Commonwealth Holding Corp. (the "Administrator") provides administrative services to the Fund. FCA Corp., the advisor, is a wholly owned subsidiary of the administrator which is wholly owned by the Fund's President and Chairman of the Board of Trustees.

                      INVESTMENT POLICIES AND RESTRICTIONS
                      ------------------------------------

     The Fund has authority to invest in U.S. securities, including money market instruments such as U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances and other debt securities, such as U.S. Government obligations and corporate debt instruments. For temporary defensive purposes, such investments may be made without limit, when the Adviser deems such investments to be advisable in light of economic or market conditions.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with U.S. government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines of the Trust's Board of Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year.

     The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the credit guidelines of the Trust's Board of Trustees.

     FOREIGN CURRENCY TRANSACTIONS. The Fund may, to a limited extent, deal in forward foreign exchange between the currencies of the United States and Japan as a hedge against possible variations in the foreign exchange rates between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) and price set at the time of the contract. The Fund's dealings in forward foreign exchange contracts are limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund will not enter into or maintain a position in those contracts if their consummation would obligate the Fund to deliver an amount of foreign currency greater than the value of the Fund's assets denominated or quoted in, or currency convertible into, such currency.

     When the Fund enters into a position hedging transaction, its custodian bank places cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The amount of the securities placed in the separate account are adjusted to maintain the value of those securities equal to the Fund's commitment under the contract.

     Hedging against a decline in the value of a currency by means of forward currency contracts, options on currencies, currency futures contracts and options on currency futures contracts (see below and "Investment Objectives and Policies" in the Prospectus) does not eliminate fluctuations in the value of the Fund's portfolio securities or prevent losses. Such transactions also preclude the opportunity for gain if the value of the currency moves in an unanticipated manner. Moreover, it may not be possible for the Fund to hedge against a change which is generally anticipated, since appropriate transactions might not then be available.

     The cost of engaging in foreign currency transactions by the Fund varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Transactions in foreign currency exchange usually are conducted on a principal basis, so no fees or commissions are involved.

     LOANS OF PORTFOLIO SECURITIES. The Fund has authority to lend its portfolio securities provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents adjusted daily to make a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 10% of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, the Adviser considers all relevant factors and circumstances including the creditworthiness of the borrower.

     FUTURES TRANSACTIONS. The Fund may enter into futures contracts on U.S. and foreign debt securities ("interest-rate futures"), on stock indices and on currencies of countries in which the Fund conducts its investment activities. Interest rate and currency futures contracts create an obligation to purchase or sell specified amounts of debt securities or currency on a specified future date. Although these contracts generally call for making or taking delivery of the underlying securities or currency, the contracts are in most cases closed out before the maturity date by entering into an offsetting transaction which may result in a profit or loss.

     Securities index futures contracts are contracts to buy or sell units of a particular index of securities at a specified future date for an amount equal to the difference between the original contract purchase price and the price at the time the contract is closed out, which may be at maturity or through an earlier offsetting transaction.

     The purchase or sale of a futures contract involves no sale price or premium, unlike the purchase of a security or option. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, generally about 5% of the contract amount, must be deposited with the broker as "initial margin." This "initial margin" represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent "variation margin" payments must be made daily to and by the broker to reflect variations in the price of the futures contract. When the contract is settled or closed out by an offsetting transaction, a final determination is made of variation margin due to or from the broker. A nominal commission is also paid on each completed sale transaction.

     OPTIONS TRANSACTIONS. The Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the Benchmark. See "Investment Objective and Policies" in the Prospectus.

     The Fund may purchase options on exchanges and in over-the-counter markets to the extent the value of such options owned by the Fund does not exceed 5% of its net assets. The Fund may write put options and covered call options on exchanges and in the over-the-counter markets. A call option gives the purchaser the right, until the option expires, to purchase the underlying futures contract, security or currency at the exercise price or, in the case of a stock index option, to receive a specified amount. A put option gives the purchaser the right, until the option expires, to sell the underlying futures contract, security or currency at the exercise price or, in the case of a stock index option, to pay a specified amount.

     When the Fund writes an option, it receives a premium which it retains whether or not the option is exercised. By writing a call option, the Fund becomes obligated, either for a certain period or on a certain date, to sell the underlying futures contract, security or currency to the purchaser at the exercise price (or to pay a specified price with respect to an index option) if the option is exercised. At the time or during the period when the option may be exercised, the Fund risks losing any gain in the value of the underlying futures contract, security or currency or stock index over the exercise price. By writing a put option, the Fund becomes obligated either for a certain period or on a certain date, to purchase the underlying futures contract, security or currency at the exercise price, or to pay the specified price in connection with an index option, if the option is exercised. The Fund might, therefore, be obligated to purchase or make a payment for more than the current market price of the particular futures contract, security, currency or index option.

     The Fund writes only "covered" options on securities and currencies. This means that so long as the Fund is obligated as the writer of a call option on a security or currency, it will own an equivalent amount of the underlying security, currency or liquid securities denominated, quoted in or currently convertible into such currency. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian in a segregated account an amount of the underlying securities, currency or liquid securities denominated, quoted in or currently convertible into such currency having a value equal to or greater than the exercise price of the option. There is no limitation on the amount of call options the Fund may write. However, the Fund may write covered put options on currencies only to the extent that cover for such options does not exceed 25% of the Fund's net assets.

     The writer of an option that wishes to terminate an obligation may in some cases be able to effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the value of the underlying security, futures contract, index option or currency, any loss in closing out a call option is likely to be offset in whole or in part by appreciation of the underlying collateral owned by the Fund.

     INVESTMENT RESTRICTIONS. The Trust has adopted with respect to the Fund the following "fundamental" restrictions which, along with its investment objective, cannot be changed without approval by the holders of a majority of the shares of beneficial interest in the Fund ("Fund shares"). Such majority is defined by the Investment Company Act of 1940 as the lesser of (i) 67% or more of the Fund shares present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or
(ii) more than 50% of the outstanding voting securities. The Fund may not:

     1. With respect to 75% of its total assets, invest more than 5% of the value of such assets in the securities of any one issuer or purchase more than 10% of the voting securities of any one issuer (except for investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

     2. Invest 25% or more of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry or in securities issued or guaranteed by the Japanese government or its agencies or instrumentalities provided that this restriction shall not prevent the Fund from purchasing the securities of any issuer pursuant to the exercise of rights distributed to the Fund by the issuer, except that no such purchase may be made if as a result the Fund would no longer be a diversified investment company as defined in the Investment Company Act of 1940.

     3. Borrow amounts in excess of 10% of its total assets taken at cost (not including the amount borrowed) and then only for temporary or emergency purposes.

     4. Issue senior securities except as appropriate to evidence permitted borrowing (for the purpose of this restriction, forward foreign currency exchange contracts and collateral arrangements with respect to such contracts are not deemed to be senior securities).

     5. Underwrite securities issued by other persons except to the extent that the purchase of portfolio securities and their later disposition may be deemed to be underwriting.

     6. Purchase or sell real estate except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein.

     7. Purchase or sell commodities or commodity contracts (for purposes of this restriction, interest-rate, index and currency futures contracts, options on such contracts and on stock indices and currencies, and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts).

     8. Make loans to other persons except that the Fund may (i) lend its portfolio securities in accordance with applicable legal requirements, (ii) enter into repurchase agreements and (iii) purchase debt obligations in accordance with its investment objective and policies.

     With respect to restriction 8, above, the Fund has no present intention of lending its portfolio securities.

     The Fund has adopted the following additional restrictions which are not fundamental and which may be changed without stockholder approval, to the extent permitted by applicable law, regulation or regulatory policy. The Fund may not:

     a. With respect to 25% of its total assets, invest more than 5% of the value of such assets in the securities of any one issuer, or purchase more than 10% of the voting securities of any one issuer (except for investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).1

     b. Make short sales of securities, maintain short positions or purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions and in connection with transactions involving forward foreign currency exchange contracts, futures contracts and related options;

     c. Invest more than 5% of its total assets in securities of unseasoned issuers which, including their predecessors, have been in operation for less than three years (except obligations issued or guaranteed by the U.S. Government, the Japanese government or their agencies or instrumentalities) and equity securities which are not readily marketable;

     d. Enter into a repurchase agreement not terminable within seven days if the total of such agreements would be more than 5% of the value of the Fund's total assets;

     e. Invest in securities of other investment companies (other than in connection with a merger, consolidation, reorganization or acquisition of assets) except to the extent permitted by the Investment Company Act of 1940 and related rules and regulatory interpretation;

     f. Purchase put or call options if, as a result thereof, the value of put and call options owned by the Fund would exceed 5% of the Fund's net assets;

     g. Purchase warrants of any issuer if, as a result more than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value;

     h. Purchase or retain for the Fund the securities of any issuer if those officers and trustees of the Trust, or directors and officers of its investment adviser, who individually own more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;

     i. Purchase from or sell to any of the officers and trustees of the Trust, its investment adviser, its principal underwriter or the officers and directors of its investment adviser or principal underwriter, portfolio securities of the Fund;

     j. Invest in oil, gas or other mineral exploration or development companies (although it may purchase securities of issuers which own, sponsor or invest in such interests);

     k. Pledge, mortgage or hypothecate its assets, except that to secure permitted borrowings it may pledge securities having a value at the time of the pledge of not more than 15% of the Fund's total assets taken at cost. (For purposes of this restriction, collateral arrangements with respect to permitted options and futures transaction and forward foreign exchange contracts are not deemed to involve a pledge of assets.);

     l. Purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable including securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange, or enter into repurchase agreements which are not terminable within seven days if such purchase or entering into a repurchase agreement would cause more than 10% of the value of the total assets (or 15% of net assets) of the Fund to be invested in such securities and such repurchase agreements, except that the Fund may not invest more than 5% of the value of its total assets in repurchase agreements which are not terminable within seven days;

     m. Purchase additional securities if its borrowings exceed 5% of its total assets.

--------------
1 With respect to the remaining 75% of the value of the Fund's total assets, this limitation is fundamental and therefore cannot be changed without the approval of a majority of the Fund shares. See restriction number 1, supra.

     The portfolio securities of the Fund may be turned over whenever necessary or appropriate in the opinion of the Fund's management to seek the achievement of the basic objective of the Fund. The turnover rate of the Fund's portfolio was 14% for the fiscal year ended October 31, 2000.

                                  RISK FACTORS

     United States persons investing in securities of Japanese issuers should be aware of certain information about Japan and international investment which can make this type of investing different from investments in securities of United States issuer's.

     The Japanese economy has experienced difficulties, although there have been positive signs due to certain economic stimulus measures taken by the Japanese government and low-interest rates.

     The Adviser believes that structural reformation is necessary in order for Japan to break out of this uncertain economy, i.e., government support for troubled banks, overall deregulation of industry and society, improving labor and productivity through corporate restructuring, and shifting or industrial priorities toward promising new fields. What we have seen lately is ether realization or significant progress on all these aspects. The government has been announcing a series of deregulation measures since late 1996, including the "Big-Bang" of financial markets. For the resolution of the bad-loan problem experienced by Japanese banks, public purchase of collateral land is being implemented. Banks are also making progress in writing off significant portions of their non-performing portfolios.

     Japan's stock price level have been generally low in terms of dividend yield relative to bond yield, price to book value per share and other valuation measures. This under-valuation may be attributable to: (1) concern over economic slowdown due to the rise of the consumption tax rate and the decrease of public works; (2) the financial institutions' bad loan problem; and (3) uncertainty of deregulation and restructuring. The Adviser is cautiously optimistic that these issues will be resolved in due course.

     Various other factors involved in international investing generally may affect the Fund's performance either favorably or unfavorably. These include fluctuations in currency exchange rates; possible imposition of, or changes in, exchange controls; costs of currency conversion; non-negotiable brokerage commissions (which may result in higher commissions); less publicly available information; different accounting standards; less liquidity and greater market volatility; difficulties of enforcing obligations in other countries; differences in the nature and quality of securities regulation; differences in taxation (which may include withholding taxes on income earned on Fund securities and transfer tax on sales proceeds); war; expropriation; political or social unrest; diplomatic developments; and natural disasters.

     The Fund's management will attempt to be alert to these factors and to act to mitigate any unfavorable consequences to extent practicable, but there can be no assurance its efforts will be successful or that protective action will be feasible.

     The operating expense ratio of the Fund can be expected to be higher than that of an investment company investing exclusively in securities of United States issuers since the expenses of the Fund (such on Japan, the Fund should be considered as a vehicle for diversification of investments and not as a balanced investment program.

                             PERFORMANCE INFORMATION
                             -----------------------

     The Fund may from time to time include figures indicating its total return or average annual total return in advertisements or reports to stockholders or prospective investors. Average annual total return and total return figures represent the increase (or decrease) in the value of an investment in the Fund over a specified period. Both calculations assume that all income dividends and capital gains distributions during the period are reinvested at net asset value in additional Fund shares. Quotations of the average annual total return reflect the deduction of a proportional share of Fund expenses on an annual basis. The results, which are annualized, represent an average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years ending on the most recent calendar quarter (but not for a period greater than the life of the Fund), calculated pursuant to the following formula:

                   n
          P (1 + T) = ERV

          where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     For the one year period ended October 31, 2000, the Fund's average annual total return was (18.02)%. For the five year period ended October 31, 2000 and the ten year period ended October 31, 2000, the Fund's average annual total return was (3.41)% and (3.31)%, respectively.

     Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the Morgan Stanley Capital International Index;
(ii) the Tokyo Stock Exchange; (iii) the Standard & Poor's 500 Stock Price Index ("S&P 500 Index"), the Dow Jones Industrial Average ("DJIA"), or other appropriate un-managed indices of performance of various types of investments, so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general;
(iv) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (v) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund; and (vi) a universe of money managers with similar country allocation and performance objectives. The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, the types and quality of the Fund's portfolio investments, market conditions during the particular time period and operating expenses. Such information should not be considered as a representation of the Fund's future performance.

                                      JAPAN
                                      -----

THE JAPANESE ECONOMY AND SECURITIES MARKET
------------------------------------------

     Japan's strong work ethic, mastery of high technology, and a comparatively small defense allocation (1% of GDP) have helped Japan advance with extraordinary rapidity to the rank of second most technologically powerful economy in the world after the United States and third largest economy in the world after the United States and China. Japan's economy is most noted for its manufacturers, suppliers, and distributors to work closely together in knit groups called keiretsu. Japan's industry is the most important sector of its economy which is heavily dependent on imported raw materials and fuels. Japan's much smaller agricultural sector is highly subsidized and protected, with crop yields among the highest in the world. Usually self-sufficient in rice, Japan maintains one of the world's largest fishing fleets which accounts for nearly 15% of the global catch.

     During the 1960's, 1970's and 1980's Japan's overall real economic growth had been spectacular: averaging 10% in the 1960s, 5% in the 1970s, and 4% in the 1980s. Growth slowed markedly between 1992-95 due largely to the aftereffects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. Growth picked up to 3.9% in 1996 due largely to a reflection of stimulative fiscal and monetary policies and low rates of inflation. But in 1997-98 Japan experienced financial difficulties in the banking system and real estate markets due to the rigidities in corporate structures and labor markets. In 1999 output started to stabilize as emergency government spending began to take hold and business confidence gradually improved.

     Japan's mastery of robotics constitutes a key long-term economic strength, with Japan possessing 410,000 of the world's 720,000 "working robots". Japan is among the world's largest and technologically advanced producers of motor vehicles, electronic equipment, machine tools, steel and nonferrous metals, ships, chemicals; textiles, and processed foods. Japan's largest export partners are the United States at 31%, Taiwan at 7%, China at 5.5%, South Korea at 5.4% and Hong Kong at 5.2% while its largest imports partners are the United States at 22%, China at 14%, South Korea at 5.1%, Australia at 4.2% and Taiwan at 4.1%. Forecaster predict a real growth rate in the gross domestic product of 0.6% and an inflation rate of -0.5% for 2001.

                         TRUSTEES AND EXECUTIVE OFFICERS
                         -------------------------------

     The trustees provide overall supervision of the affairs of the Trust. The trustees and executive officers of the Trust, and their principal occupations for the last 5 years, are listed below. Certain persons named as trustees also serve in similar capacities for other mutual funds as indicated below:

*ROBERT W. SCHARAR (52) Mr. Scharar is President of FCA Corp, based in Houston, Texas, a fee only financial planning firm. He received his AA from Polk Community College; and his BSBA in Accounting from the University of Florida. He later went on to receive his MBA and JD from Northeastern University; and a LLM in Taxation from Boston University Law School. Mr. Scharar is a member of the Florida and Massachusetts Bars; and is a Certified Public Accountant of Florida. He has experience as an Accounting Professor at Bentley and Nichols Colleges, Officer of the United States Trust Company and Tax Specialist at Coopers & Lybrand. Mr. Scharar is a Director and past President of the American Association of Attorney-CPAs, and the Chairman of United Investors Realty Trust
(UIRT) (a NASDQ listed REIT) as well as a Director of United Dominion Realty Trust (NYSE). With FCA Corp he is the current Investment Adviser for the Commonwealth Australia/New Zealand Fund (CNZLX) and Commonwealth Japan Fund (CNJFX).

JOHN AKARD, JR. (34) Mr. Akard, an Attorney practicing as a solo practitioner, was admitted to the Texas State Bar and United States District Court for the Southern District of Texas in 1994. After receiving is B.B.A. in Accounting from Texas A & M University in 1988, Mr. Akard went on to receive his J.D. from Texas Tech University, where he graduated magna cum laude in 1994. As well as being a Certified Public Accountant Mr. Akard is a member of the State Bar of Texas, the Houston and American Bar Associations, the American Association of Attorney-Certified Public Accountants. Mr. Akard is also the AAA-CPA Texas Chapter President, a member of the AAA-CPA Board of Directors, Chair of the Houston Bar Law Library Committee, former President of the Sigma Chi Dallas Alumni Chapter and is currently President and Treasurer of the Aggie Sigma Chi House Corporation (a non-profit corporation).

KATHLEEN KELLY (49) Kathleen Kelly founded International Protocol Advisors in 1993 to assist corporations in establishing and maintaining a positive working relationship with foreign government officials. Before forming her company, Mrs. Kelly headed the Houston International Protocol Alliance where she acted as Chief of Protocol for the City of Houston for more than five years. Operating under contract to the City of Houston, the Protocol Alliance was responsible for greeting international visitors of ambassador rank and higher. Prior to joining the Protocol Alliance, Mrs. Kelly acquired a strong background in international business relations through her work at Business International Corporation, an international business publishing, consulting and training firm and United Energy Resources doing risk analysis for their European investments and as Manager of Special Projects International for their UK subsidiary. Later, Mrs. Kelly formed Interisk, Inc., to develop country risk analyses for clients with interests in oil producing countries. Mrs. Kelly serves as Honorary Consul for New Zealand in Houston, appointed by The Honorable James Bolger, Prime Minister of New Zealand in 1995. She is also active in the community and serves on a number of boards, including the Houston Committee on Foreign Relations. She is a past secretary and member of the Executive Committee of the Consular Corps of Houston. Mrs. Kelly has received a number of professional recognitions over the years for her work. She has lectured widely and has been a guest on a number of television programs. She has also been featured in a number of articles in newspapers and magazines. She appears in the 2001 edition of Who=s Who in the World. She holds a BA in History and European Studies from the University of Texas at Austin. She also studied at the UniversitJ de Strasbourg, France.

JACK H. EWING (61) Jack Ewing is Executive Director of the Japan-America Society of Houston -- the center for all things Japanese in Houston. The Society sponsors the annual Japan Festival, conducts Japanese language classes, manages the Houston-Chiba Sister program, and engages in all activities that promote the mutual knowledge and understanding of Japanese and American cultures. He has been involved actively in the Houston international business scene through trade consulting with Houston International Affairs as President of Vuepoint-Texas, a pioneering computer-based training company. He was one of the early developers of The Greater Houston Partnership where he was responsible for international trade development: managing inbound and outbound trade missions, promoting trade development strategy and infrastructure, and assisting Houston companies expand imports and exports. Prior to joining the Greater Houston Partnership, he founded and managed his own trading company after a seventeen year career with Gulf Oil Corporation. There he held a variety of positions with Gulf Oil Asia, Corporate Business Development, and Gulf Oil Trading Company, where he headed the company=s Strategic Planning and Business Development Department. He was also a professor at the University of Maryland's Far East Division in Japan where he taught in the Political Science and Economics Departments. While attending graduate school, he held a variety of positions in the U.S. Department of State, U.S. Information Agency, and the U.S. Senate. He holds a master=s degree in International Affairs from George Washington University and a bachelor of arts degree in English and history from the University of Mississippi.

                                 --------------

* Trustee who is an interested person as defined in the Investment Company Act of 1940.

     The trustees and officers of the Fund as a group own less than one percent of the outstanding shares of the Fund. The independent Trustees are entitled to $750 per meeting attended and are paid an annual retainer of $2,500. All fees received by the Trustees are allocated among the funds based on net assets. The Trustees and officers of the Commonwealth Funds are also reimbursed for expenses incurred in attending meetings of the Boards of Trustees. For the fiscal year ended October 31, 2000, the Fund paid or accrued for the account of its prior officers and trustees, as a group for services and expenses in all capacities, a total of $2,717.00. No current officer or trustee of the Fund received compensation from the Fund for fiscal year ended October 31, 2000. None of the three highest paid officers or any affiliated person of the Fund received aggregate compensation from the Fund in excess of $60,000 for the fiscal year ended October 31, 2000.

     The following table represents the compensation received by the prior Board's independent Trustees during fiscal 2000 from the Capstone Funds complex.

                               COMPENSATION TABLE

                                                     Pension or                            Total Compensation
                                  Aggregate     Retirement Benefits    Estimated Annual      From Registrant
                                Compensation     Accrued As Part of      Benefits Upon      Fund Complex Paid
Name of Director, Position    From Registrant*     Fund Expenses           Retirement        to Directors (4)
--------------------------    ----------------     -------------           ----------        ----------------
James F. Leary, Director            $162                $0                     $0            $18,270(1)(2)(3)
John R. Parker, Director            $162                $0                     $0            $16,270(1)(2)(3)
Bernard J. Vaughan, Director        $184                $0                     $0            $18,310(1)(2)(3)

---------------------

*    Company does not pay deferred compensation.
(1)  Trustee  of   Commonwealth   International   Series  Trust  -  Commonwealth
     Australia/New Zealand Fund
(2)  Director of Capstone  Growth Fund,  Inc. and Capstone  Fixed Income Series,
     Inc.
(3)  Trustee of Capstone Social Ethics and Religious Values Fund
(4)  Fund Complex includes 10 funds.

                          INVESTMENT ADVISORY AGREEMENT
                          -----------------------------

     Investment advisory services are provided to the Fund pursuant to an Investment Advisory Agreement dated August 22, 1997 between FCA Corp (the "Adviser") and Capstone (now "Commonwealth) International Series Trust (the "Trust") on behalf of the Fund (the "Advisory Agreement"). This action was in response to the resignation of the Fund's previous investment adviser, Nikko Capital Management (USA), Inc. ("Nikko"). The new agreement became effective on August 25, 1997 the Adviser manages the investment of the Fund's assets and places orders for the purchase and sale of its portfolio securities. In connection with its responsibilities, the Adviser provides the Fund with research, analysis, advice, and economic and statistical data and judgments involving individual investments, general economic conditions and trends, and long-range investment policy.

     The Adviser is controlled by Robert W. Scharar, the Chairman of the Board of Trustees of the Fund, through his control as the principal stockholder of the Adviser's parent, First Commonwealth Holding Company.

     Under the Advisory Agreement, the Fund pays to the Adviser as compensation for the services rendered by it a fee, calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of the Fund. During the fiscal years ended October 31, 2000, 1999, and 1998, the Fund accrued investment advisory fees to FCA in the amount of $38,777, $27,893 and $16,6ll for those years, respectively, of which $16,611 was waived pursuant to legal and voluntary expense limitations. During the fiscal years ended October 31, 2000, 1999 and 1998, the annual total operating expenses of the Fund prior to and after the reimbursements by the Adviser were 3.84%, 3.84% and 4.61%, and 4.61%, 6.32% and 2.50% respectively.

     The Advisory Agreement also provides that the Adviser shall not be liable to the Fund for any errors or losses unless they result from willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser's duties under the Advisory Agreement. The Advisory Agreement was last approved by the Board of Trustees on May 1, 2000 and may be continued from year to year if specifically approved at least annually (a) by the Board of Trustees of the Trust or by vote of a majority of the Fund's shares and (b) by the affirmative vote of a majority of the trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days' written notice.

                            ADMINISTRATION AGREEMENT
                            ------------------------

     Under an agreement ("Administration Agreement") between the Trust and First Commonwealth Holding Company (the "Administrator"), the Administrator supervises all aspects of the Fund's operations other than the management of its investments. The Administrator is controlled by Robert W. Scharar, the President and Chairman of the Board of Trustees of the Fund and is the parent of FCA Corporation, the Fund's Adviser. As part of these services, it oversees the performance of administrative and professional services to the Fund by others; provides office facilities; supervises the preparation of reports to stockholders and the Securities and Exchange Commission; and provides personnel for supervisory, administrative and clerical functions. Except as noted below, the costs of these services are borne by the Administrator. For the
Administrator's services, the Fund will pay to the Administrator a fee, calculated daily and payable monthly, equal to an annual rate of 0.20% of the Fund's average net assets. During the fiscal year ended October 31, 2000, the Fund paid administrative fees to Capco, the former Administrator, under a similar contract in the amount of $11,580.00.

     The Fund bears the cost of its accounting services, performed by Declaration Services Corp., which includes maintaining its financial books and records and calculating its daily net asset value. The Fund also pays transfer agency fees, custodian fees, legal and auditing fees, the costs of preparing and printing reports to stockholders and the Securities and Exchange Commission, fees under the Service and Distribution Plan (see "Distribution") and all other ordinary expenses not specifically borne by the Administrator.

     The Administrator pays certain costs incident to the sale and distribution of Fund shares. (See "Distributor" below.)

                                   DISTRIBUTOR
                                   -----------

     Declaration Distributors, Inc. (the "Distributor"), 555 North Lane, Suite 6160, Conshohocken, PA 19428, acts as the principal underwriter of the Fund's shares pursuant to an agreement, dated October 7, 2000, with the Trust (the "Distribution Agreement"). The Distributor has the exclusive right to distribute Fund shares in a continuous offering through affiliated and unaffiliated dealers. The Fund bears the cost of communicating with Fund Shareholders, including the cost of preparing, setting in type, printing and distributing the Prospectus, Statement of Additional Information and Registration Statements, Transfer Agent fees and other costs of providing Shareholder services, the cost of supplying prices and Fund information needed by the Distributor, and any taxes related to the sale of securities. Under the Fund's 12b-1 plan, its total expenses (including a fee of $10,000 paid to the Distributor) is limited to .25% of the Fund's average net assets. The Administrator bears all other costs incident to the sale and distribution of shares. Effective August 21, 1995, the front end sales load applicable to sales of the Fund's shares was eliminated.

     The Distributor's obligation is a "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. It also provides supports services including, review of sales and marketing literature and submission to the NASD; NASD record keeping; and quarterly report to the Fund's Board of Trustees. In addition, such support services may include: fulfillment services, including telemarketing, printing, mailing and follow-up tracking of sales leads; and licensing Manager or Fund personnel as registered representatives of the Distributor and related supervisory activities.

     The Distribution Agreement is renewable from year to year if approved (a) by the Trust's Board of Trustees or by a vote of a majority of the Fund's shares or (b) by the affirmative vote of a majority of trustees who are not parties to the Distribution Agreement or interested persons of any party, by votes cast in person at a meeting called for such purpose. The Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

     The Fund adopted, effective January 18, 2001, a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 which permits the Fund to pay certain expenses in connection with the distribution of its shares and provision of certain services to stockholders. As required by Rule 12b-1, the Fund's approved by a vote of the Fund's Board of Trustees, and by a vote of the trustees who are not "interested persons" of the Fund as defined under the 1940 Act and have no direct or indirect interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") on November 13, 2000, and by the Fund's stockholders at the Special Meeting of Stockholders heldJanuary 18, 2001.

     As required by Rule 12b-1, the trustees will review quarterly reports prepared by the Distributor on the amounts expended and the purposes for the expenditures. The amounts paid to the Distributor CAPCO, the prior Administrator, and re-allowed by the Distributor to other Service Organizations during the past three fiscal years were as follows:

Fiscal Year   Total 12b-1    Amount Retained    Amount Paid to Other
   Ended      Fees Paid          by CAPCO             Service
                                                   Organizations

10/00          $12,926           $ 12,667             $   259
10/99          $ 9,612           $  9,391             $   221
10/98          $ 5,535           $  5,121             $   415

     The Plan and related agreements may be terminated at any time by a vote of the Plan Trustees or by a vote of a majority of the Fund's outstanding voting securities. As required by Rule 12b-1, selection and nomination of the disinterested trustees for the Fund is committed to the discretion of the trustees who are not "interested persons" as defined under the 1940 Act.

     Any change in the Plan that would materially increase the distribution expenses of the Fund requires stockholder approval, but otherwise, the Plan may be amended by the trustees, including a majority of the Plan Trustees.

     The Plan will continue in effect for successive one year periods provided that such continuance is specifically approved by a majority of the trustees, including a majority of the Plan Trustees. In compliance with the Rule, the trustees, in connection with both the adoption and continuance of the Plan, requested and evaluated information they thought necessary to make an informed determination of whether the Plan and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreements will benefit the Fund and its stockholders.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE
                      ------------------------------------

     The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of its portfolio business and the negotiation of the commissions paid on such transactions. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Fund may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm are believed to meet these criteria, preference may be given to firms which also provide research services to the Fund or the Adviser.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

     The Trust's Board of Trustees has authorized the Adviser to cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser that provide lawful and appropriate assistance to the Adviser in the performance of its decision-making responsibilities. The Adviser is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Fund. The Adviser undertakes that such higher commissions will not be paid by the Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and Federal laws and regulations, and (c) in the opinion of the Adviser, the total commissions paid by the Fund are reasonable in relation to the expected benefits to the Fund over the long term. The investment advisory fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Adviser's receipt of research services.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Adviser may consider sales of Fund shares as a factor in the selection of dealers to execute portfolio transactions for the Fund.

     The Adviser places portfolio transactions for other advisory accounts. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. In the opinion of the Adviser, the benefits from research services to each of the accounts (including the Fund) managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

     The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations among the Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

     During the fiscal year ended October 31, 2000, the Fund incurred brokerage commissions of $5,486 (0.11% of the Fund's average net assets), none of which was paid to affiliated brokers. There were no securities transactions effected through brokers who furnished the Fund with statistical, research and advisory information. The Fund executed trades in the amount of $1,021,019.00 in which a "mark up" (the dealer's profit) was included in the price of the securities.

     During the fiscal years ended October 31, 1999 and 1998, the Fund paid $5,305 and $9,722, respectively, in brokerage commissions on portfolio trades. There were no transactions effected through affiliated brokers during those years.

                          HOW TO BUY AND REDEEM SHARES
                          ----------------------------

     Shares of the Fund are sold in a continuous offering without a sales charge and may be purchased on any business day through authorized dealers, including Distribution Services, Inc. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to the Fund's public offering price.

     After an order is received by the Distributor, shares will be credited to a stockholder's account at the net asset value next computed after an order is received. See "Determination of Net Asset Value". Initial purchases must be at least $200; however, this requirement may be waived by the Distributor for plans involving continuing investments. There is no minimum for subsequent purchases of shares. No stock certificates representing shares purchased will be issued except upon written request to the Fund's Transfer Agent. The Fund's management reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. See "Buying and Selling Fund Shares" in the Prospectus.

     Generally, stockholders may require the Fund to redeem their shares by sending a written request, signed by the record owner(s), to the Commonwealth Japan Fund, c/o Declaration Distributors, Inc. (the "Distributor"), P.O. Box 844, Conshohocken, PA 19428-0844. In addition, certain expedited redemption methods are available. See "Buying and Selling Fund Shares" in the Prospectus.

                        DETERMINATION OF NET ASSET VALUE

     The Fund's net asset value is computed, Monday through Friday, as of the close of regular trading on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. The Fund's net asset value will not be computed on the following holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund will in some cases value its portfolio securities as of days on which the Japan Stock Exchange is closed for holidays or other reasons. At such times, the Fund will follow such procedures as the trustees have determined to be reasonable.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including any accrued expenses) by the total number of Fund shares outstanding at such time. To avoid large fluctuations in the computed net asset value, accrued expenses will be charged against the Fund on a daily basis, i.e. 1/360 of the annual amount due by the Fund each year.

     Any  assets  or  liabilities   initially  expressed  in  terms  of  foreign
currencies are translated into U.S. dollars at the prevailing market rates at 17:00 Greenwich Mean Time on each U.S. business day.

     Portfolio securities which are primarily traded on securities exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

     Debt securities, except short-term obligations, are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity and debt securities for which there is no sales price available and securities not quoted on any exchange are valued based on the average of quotations from two leading Japan brokers in the relevant equity or fixed income securities market. In the absence of such quotations, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on the Japan Stock Exchange, the calculation of net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities. If an event were to occur after the value of a Fund instrument was so established but before the net asset value per share is determined which is likely to materially change the net asset value, the Fund instrument would be valued using fair value considerations established by the Board of Trustees.

                                      TAXES
                                      -----

     The following discussion summarizes certain U.S. Federal tax considerations incident to an investment in the Fund. Investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

     The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification and election to be taxed as a regulated investment company involves no supervision of management or investment policies or practices by any government agency.

     To qualify as a regulated investment company, the Fund must, among other things: (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in stock, securities or foreign currencies; (2) diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (3) distribute in each taxable year at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, certain foreign currency gains and net short-term capital gains in excess of net long-term capital losses).

     The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) may be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no regulations have been issued.

     As a regulated investment company, the Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, that it distributes to stockholders. The Fund intends to distribute to its stockholders, at least annually, substantially all of its investment company taxable income and net capital gains.

     The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to stockholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election would involve marking-to-market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

     Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

     Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (reduced by certain net operating losses, as prescribed by the Code); and (3) all ordinary income and capital gain net income from previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to stockholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be taxable to stockholders in the calendar year in which it is declared, rather than the calendar year in which it is received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     If the Fund retains net capital gains for reinvestment (although it has no plans to do so), the Fund may elect to treat such amounts as having been distributed to its stockholders. As a result, the stockholders would be subject to tax on undistributed net capital gains, would be able to claim their proportionate share of the Federal income taxes paid by the Fund on such gains as a credit against their own Federal income tax liabilities, and would be entitled to an increase in their basis in their Fund shares.

     DISTRIBUTIONS. Dividends paid out of the Fund's investment company taxable income, whether received in cash or reinvested in Fund shares, will be taxable to a stockholder as ordinary income. The excess of net long-term capital gains over the short-term capital losses realized, properly designated and distributed by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates regardless of how long a stockholder has held Fund shares.

     Dividends received by corporate stockholders may qualify for the dividends received deduction to the extent the Fund designates its dividends as derived from dividends from domestic corporations. The amount designated by the Fund as so qualifying cannot exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. Since the Fund's income may not consist exclusively of dividends eligible for the corporate dividends received deduction, its distributions of investment company taxable income likewise may not be eligible, in whole or in part, for that deduction. The alternative minimum tax applicable to corporations may reduce the benefits of the dividends received deductions. The dividends received deduction may be further reduced if the shares of the Fund are debt-financed or are deemed to have been held less than 46 days.

     All distributions are taxable to stockholders whether reinvested in additional shares of the Fund or received in cash. Stockholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Stockholders will be notified annually as to the Federal tax status of distributions paid to them by the Fund.

     Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a stockholder's cost basis, the distribution nevertheless would be taxable to the stockholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

     OPTIONS, FUTURES AND FORWARD FOREIGN CURRENCY CONTRACT TRANSACTIONS. Many of the options, futures and forward foreign currency contracts that may be entered into by the Fund will be classified as "section 1256 contracts." Generally, gains or losses on section 1256 contracts are considered to be 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is generally treated as 60/40 gain or loss.

     Generally, the transactions involving options, futures and forward foreign currency contracts that may be undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of transactions in options, futures and forward foreign currency contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to stockholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to defer the recognition of losses and/or accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     FOREIGN CURRENCY GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward foreign currency contracts and forward contracts with respect to debt securities, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its stockholders as ordinary income.

     FOREIGN TAXES. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Under the current income tax treaty between the United States and Japan, the withholding tax imposed by Japan on dividends from Japan sources is generally 15% and the withholding tax on interest from Japanese sources is generally 10%. It is impossible to determine the rate of foreign tax in advance, since the amount of the Fund's assets to be invested in various countries is not known.

     If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's stockholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a stockholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by the Fund, and generally will be entitled either to deduct (as an itemized deduction) his pro rata share of such foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his Federal income tax liability. Each stockholder will be notified within 60 days after the close of the Fund's taxable year whether the Fund has elected to "pass-through" its foreign taxes for that year and, if so, the relevant amounts of foreign tax and foreign source income to be taken into account by the stockholder. It cannot be determined in advance whether the Fund will be eligible to make the foreign tax pass-through election. If the Fund is ineligible to do so, the foreign income and similar taxes incurred by it generally will reduce the Fund's investment company taxable income that is distributable to stockholders.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the stockholder's U.S. Federal income tax attributable to his total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to its stockholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income and to certain other types of income. Stockholders may be unable to claim a credit for the full amount of their proportionate share of foreign taxes paid by the Fund. The foreign tax credit may offset only 90% of the alternative minimum tax (prior to reduction for the "regular" tax liability for the year) imposed on corporations and individuals. In addition, foreign taxes may not be deducted by a stockholder that is an individual in computing alternative minimum taxable income.

     The foregoing is a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each stockholder, stockholders are advised to consult their own tax advisers.

     DISPOSITION OF SHARES. Upon a taxable disposition (for example, a redemption) of Fund shares, a stockholder may realize a taxable gain or loss, depending upon his basis in his shares. That gain or loss will be a capital gain or loss if the shares are capital assets in the stockholder's hands, and generally will be long-term or short-term depending upon the stockholder's holding period for the shares. Any loss realized by a stockholder on a disposition of Fund shares held by the stockholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the stockholder with respect to such shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rules applies where shares of the Fund are exchanged within 90 days after the date they were purchased and new shares of a Commonwealth Fund or another regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge for the new shares.

     BACKUP WITHHOLDING. The Fund may be required to withhold Federal income tax at the rate of 31% of all taxable distributions from the Fund and of gross proceeds from the redemption of the Fund shares payable to stockholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate stockholders and certain other stockholders specified in the Code generally are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the stockholder's Federal income tax liability.

     FOREIGN STOCKHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. Federal income taxation of a stockholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership (a "foreign stockholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such stockholder, as discussed generally below. Special U.S. Federal income tax rules that differ from those described below may apply to foreign persons who invest in the Fund. For example, the tax consequences to a foreign stockholder entitled to claim the benefits of an applicable tax treaty may be different from those described below. Foreign stockholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

     FOREIGN STOCKHOLDERS - INCOME NOT EFFECTIVELY CONNECTED. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by the stockholder, distributions of investment company taxable income generally will be subject to a U.S. Federal withholding tax of 30% (or lower treaty rate) on the gross amount of the distribution. Foreign stockholders may also be subject to the U.S. Federal withholding tax on the income resulting from any election by the Fund to treat foreign taxes paid by it as paid by its stockholders, but foreign stockholders will not be able to claim a credit or deduction for the foreign taxes treated as having been paid by them.

     Distributions of net capital gains, if any, designated by the Fund as capital gain dividends (as well as amounts retained by the Fund which are designated as undistributed capital gains) and gain realized upon a disposition of Fund shares generally will not be subject to U.S. Federal income tax unless the foreign stockholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. However, this rule only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year generally is treated as a resident for U.S. Federal income tax purposes and is taxable on his worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. Federal withholding tax. In the case of certain foreign stockholders, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% of distributions of net capital gains and of the gross proceeds from a redemption of Fund shares unless the stockholder furnishes the Fund with certifications regarding the stockholder's foreign status. See "Backup Withholding."

     FOREIGN STOCKHOLDERS - INCOME EFFECTIVELY CONNECTED. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign stockholder, then all distributions and any gains realized upon the disposition of Fund shares will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations. Foreign stockholders that are corporations may also be subject to the branch profits tax.

     FOREIGN STOCKHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. Federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against such tax and relief under applicable tax treaties may be available.

     OTHER TAXES. Distributions and redemption proceeds with respect to the Fund also may be subject to state, local and foreign taxes, depending upon each stockholder's particular situation. Stockholders are advised to consult their tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

     The following table sets forth information concerning such persons which, to the knowledge of the Fund's Board of Trustees, owned, of record, more than five percent of the Fund's shares as of February 1, 2001:

Name and Address                                            Percent of Ownership

Smith Barney Shearson                                                37.8%
333 West 34th Street, 7th Floor
New York, New York  10001

Charles Schwab & Company, Inc.                                       13.3%
Special Custody Account for Benefit
  of Customers
ATTN: Mutual Fund Dept.
101 Montgomery Street, Dept. 122
San Francisco, California  94104

SMC Pneumatics, Inc.                                                 14.0%
3011 N. Franklin Rd.
Indianapolis, IN  46226-6308

James H. Shimberg                                                     5.5%
611 W. Bay St.
Tampa, FL  33606-2703

                              FINANCIAL INFORMATION
                              ---------------------

     The Report of Independent Certified Public Accountants and financial statements of the Fund included in its Annual Report to shareholders for the fiscal year ended October 31, 2000 are incorporated herein by reference to such Annual Report. Copies of the Fund's Annual and Semi-Annual Reports may be obtained without charge by calling 1-800-345-1898

                                OTHER INFORMATION
                                -----------------

     CUSTODY OF ASSETS. All securities owned by the Fund and cash from the sale of securities in the Fund's investment portfolio are held by The Fifth Third Bank (the "custodian"), 38 Fountain Square, Cincinnati, Ohio 45263.

     STOCKHOLDER REPORTS. Semi-annual reports are furnished to stockholders, and annually the financial statements in such reports are audited by the independent accountants.

     INDEPENDENT ACCOUNTANTS. Briggs, Bunting & Dougherty, LLP, Two Logan Square, Suite 2121, Philadelphia, PA 19103-4901, the independent accountants for the Fund, performs annual audits of the Fund's financial statements.

     LEGAL COUNSEL. Rabil & Ropka, L.L.C., 300 West Route 38, Suite 102, Moorestown, New Jersey 08057, is legal counsel to the Fund.

     TRANSFER  AND  SHAREHOLDER   SERVICING   AGENT.  The  Fund's  transfer  and
shareholder   servicing   agent   is   Declaration   Distributor,    Inc.   (the
"Distributor"), P.O. Box 844, Conshohocken, PA 19428-0844.

                                   APPENDIX A
                                   ----------

                               RATING DEFINITIONS
                 (Standard & Poor's / Moody's Investor Service)

                                LONG-TERM RATINGS
                                -----------------

     AAA rated corporations, financial institutions, governments or asset-backed financing structures (entities) have an extremely strong capacity to pay interest and repay principal in a timely manner.

     AA rated entities have a strong capacity to pay interest and repay principal in a timely manner and differ from the highest rated entities only in small degree.

     A rated entities have a strong capacity to pay interest and repay principal in a timely manner although they may be somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than those in higher rating categories.

     BBB rated entities have a satisfactory or adequate capacity to pay interest and repay principal in a timely manner. Protection levels are more likely to be weakened by adverse changes in circumstances and economic conditions than for borrowers in higher rating categories.

     Entities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such entities will likely have some quality and protective characteristics these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB rated entities face ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to a less adequate capacity to meet timely debt service commitments.

     B rated entities are more vulnerable to adverse business, financial or economic conditions than entities in higher rating categories. This vulnerability is likely to impair the borrower's capacity or willingness to meet timely debt service commitments.

     CCC rated entities have a currently identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely debt service commitments. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

     CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C rated entities have a high risk of default or are reliant on arrangements with third parties to prevent defaults.

     D rated entities are in default. The rating is assigned when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired. The

"D" rating is also used upon the filing of insolvency petition or a request to appoint a receiver if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Rating Watch highlights an emerging situation which may materially affect the profile of a rated corporation.

                               SHORT-TERM RATINGS
                               ------------------

     Includes Commercial Paper (up to 12 months)

     A.1 rated  entities  possess a strong  degree  of safety  regarding  timely
payment.   Those  entities   determined  to  possess   extremely  strong  safety
characteristics are denoted with an "A.1+" designation.

     A.2 rated entities have a satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for those rated "A.1".

     A.3 rated entities have an adequate capacity for timely repayment. They are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B rated entities have only a speculative capacity for timely payment. Those with a "B.1" have a greater capacity to meet obligations and are somewhat less likely to be weakened by adverse changes in the environment and economic conditions than those rated "B.2".

     C.1 rated entities possess a doubtful capacity for payment.

     D.1 rated entities are in default.

     Ratings of BBB- (Long-Term) or A.3 (Short-Term) and above are investment grade.

                     COMMONWEALTH INTERNATIONAL SERIES TRUST
                                   JAPAN FUND
                                OTHER INFORMATION
                 (PART C TO REGISTRATION STATEMENT NO. 33-6867)

Item 23.  Exhibits

A(i). Copy of Declaration of Trust as amended and restated September 29, 1986; Exhibit 1 to Pre-Effective Amendment No. 1 to Registration No. 33-6867.

A(ii).    Proposed form of Written  Instrument of the Trustees  Amending Name of
          the  Trust;  Exhibit  1(a)  to  Post-Effective   Amendment  No.  2  to
          Registration No. 33-6867.

A(ii). Amendment and Restatement to the Declaration of Trust dated September 19, 1991 to establish and designate a separate series, Japan Fund;
          Exhibit 1(b) to Post-Effective Amendment No. 9 to Registration No. 33-6867.

A(iv). Copy of Written Instrument of the Trustees Amending Name of the Trust to Commonwealth International Series Trust dated October 7, 2000.

B(i). Copy of By-Laws; Exhibit 2 to Pre-Effective Amendment No.1 to Registration No. 33-6867.

B(ii). Copy of Amendment to By-Laws dated July 24,1989; Exhibit 2(b) to Post-Effective Amendment No. 5 to Registration No. 33-6867.

C.        None.

D(i) Proposed form of Investment Advisory Agreement between Capstone International Series Trust, on behalf of Japan Fund, and FCA Corp;
          Exhibit 5(e) to Post-Effective Amendment No. 9 to Registration No. 33-6867.

D(ii) Copy of Investment Advisory Agreement between Capstone International Series Trust, on behalf of Capstone Japan Fund, and FCA Corp. Filed with Post-Effective Amendment No. 28 to Registration No. 33-6867.

E(i).     Copy  of   Distribution   Agreement  dated  October  7,  2000  between
          Distribution Services, Inc. and the Fund.

E(ii). Copy of Service Agreement between Distribution Services Company and the Fund dated October 7, 2000.

E(1). Copy of the Fund's most recent financial statements have been filed on January 25, 2001 in the Fund's Form N30D filing and is incorporated by reference herein.

E(2). Copy of the Fund's most recent financial statements have been filed on January 25, 2001 in the Fund's Form N30D filing and is incorporated by reference herein.

E(3). Copy of the Fund's most recent financial statements have been filed on January 25, 2001 in the Fund's Form N30D filing and is incorporated by reference herein.

E(4).     None

F.        None

G. Copy of Custodian Agreement between Capstone International Series Trust and Fifth Third Bank. Filed with Post-Effective Amendment No. 28 to Registration No. 33-6867.

H(i). Copy of Administration Agreement between Capstone International Series Trust, on behalf of Nikko Japan Tilt Fund, and Capstone Asset Management Company dated April 24, 1989; Exhibit 9(a)(3) to Post-Effective Amendment No. 3 to Registration No. 33-6867.

H(ii). Copy form of Administration Agreement between Capstone International Series Trust, on behalf of Japan Fund, and Capstone Asset Management Company; Exhibit 9(a)(5) to Post-Effective Amendment No. 9 to Registration No. 33-6867.

H(iii). Copy of Agency Agreement between Investors International Series Trust and Capstone Financial Services, Inc. dated October 2, 1987; Exhibit 9(b)(2) to Post-Effective Amendment No. 1 to Registration No. 33-6867.

H(iv). Copy of Shareholder Services Agreement between Capstone International Series Trust and Fund/Plan Services, Inc. dated February 1, 1991;
          Exhibit 9(b)(3) to Post-Effective Amendment No. 7 to Registration No.33-6867.

I.        Opinion of Rabil & Ropka, L.L.C.

J(i).     Consent of Briggs, Bunting & Dougherty, LLP.

J(ii).    Power of Attorney of Kathleen Kelly

J(iii).   Power of Attorney of John Akard, Jr. .

K. Copy of the Fund's most recent financial statements have been filed on January 25, 2001 in the Fund's Form N30D filing and is incorporated by reference herein.

L.        None

M.        Copy of the Fund's Rule 12b-1 Plan

N.        None

O.        Reserved

P.        Copy of the Fund's Rule 17j-1 Code of Ethics dated November 3, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant

          Registrant does not control and is not under common control with any person.

Item 25.  Indemnification

          The Declaration of Trust of the Registrant includes the following:

          Section 4.3. Mandatory Indemnification.

          (a) Subject to the exceptions and  limitations  contained in paragraph
(b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Trustee or officer:

               (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with respect to an matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

               (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                    (A) By the court or other body approving the settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (2) written opinion of independent legal counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

          (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

               (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

               (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding."

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     To the extent that the Declaration of Trust, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any trustee or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his duties pursuant to the conduct of his office or obligations pursuant to such contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

Item 26.  Business and Other Connections of Investment Adviser

     The only activity of the Registrant's investment adviser, FCA Corp, prior to the date hereof has been that of investment adviser to pension and profit sharing plans, educational institutions, charitable institutions, individuals and corporations.

     Set forth below is a list of each officer and director of the Registrant's investment adviser, indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged for the past two years, for his own account or in the capacity of director, officer, partner or trustee.

                         Other Substantial
                         Position with                Business, Profession,
Name                     Investment Adviser           Vocation or Employment

Robert W. Scharar        President and Chairman
                         of FCA Corp

Cheikh Mbaye             Vice President, Investment
                         Officer of FCA Corp.

Item 27.  Principal Underwriters

     (a) The principal underwriter of the Registrant, Declaration Distributors, Inc. P.O. Box 844, Conshohocken, PA 19428. Other funds which this distributor acts as principal underwriter, depositor or investment advisor are: Quaker
Investment Trust Funds, Amidex Funds, Meehan Focus Fund, The Community Reinvestment Act Qualified Investment Fund, Henssler Equity Fund and Declaration Fund.

     (b)

Name and Principal        Positions and Offices        Positions and Offices
Business Address          with Underwriter                with Registrant


Terence P. Smith          CEO                          Assistant Secretary
555 North Lane
Suite 6160
Conshohocken, PA 19428

Linda K. Coyne            Exec. Vice-Pres. and         Assistant Secretary
555 North Lane            Secretary
Suite 6160
Conshohocken, PA 19428

Lisa Ruczynski                                         Assistant Secretary
555 North Lane
Suite 6160
Conshohocken, PA 19428

-------------------
* 5847 San Felipe, Suite 4100, Houston, Texas  77057

     (c) None. This Distributor was appointed at the beginning of this fiscal year.

Item 28.  Location of Accounts and Records

     First Commonwealth Holding Corp., the administrator to the Registrant, 5847 San Felipe, Suite 850, Houston, TX 77057, FCA Corp, the investment adviser of Commonwealth Japan Fund, 5847 San Felipe, Suite 850, Houston, Texas 77057; The Fifth Third Bank, the custodian of Commonwealth Japan Fund, 38 Fountain Square, Cincinnati, Ohio 45263,and Declaration Distributors, Inc., P.O. Box 844, Conshohocken, PA 19428-0844 maintain physical possession of each account, book or other document required to be maintained by Section 31(a) of Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29.  Management Services

          Not applicable.

Item 30.  Undertakings

          Not applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 ("Securities Act") and the Investment Company Act of 1940, the Registrant represents that this Amendment satisfies the requirements for filing pursuant to paragraph (b) of Rule 485 under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, there unto duly authorized, in the City of Houston, and State of Texas on the 26th day of February, 2001.

                                        COMMONWEALTH INTERNATIONAL SERIES TRUST
                                        COMMONWEALTH JAPAN FUND, Registrant


                                        By:
                                            ------------------------------------
                                            Robert Scharar, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                       Title                         Date

/s/ Robert Scharar               President and Trustee         February 26, 2001
    ----------------------       (Principal Executive
    Robert Scharar               Officer)

/s/ Terence P. Smith             Secretary/Treasurer           February 26, 2001
--------------------------       (Principal Financial &
Terence P. Smith                 Accounting Officer)


/s/ John Akard, Jr.              Trustee                       February 26, 2001
--------------------------
John Akard, Jr.


/s/ Kathleen Kelly               Trustee                       February 26, 2001
--------------------------
Kathleen Kelly


                                 Trustee                       February 26, 2001
--------------------------
Jack H. Ewing

* By: /s/ Robert Scharar
      -----------------------
      Robert Scharar, President, Attorney-in-Fact

                                TABLE OF CONTENTS

                                    EXHIBITS


Name Change Amendment                              A(iv)

Distribution Agreement                             E(i)

Service Agreement                                  E(ii)

Opinion of Counsel                                 I

Consent of Auditors                                J(i)

Power of Attorney of Kathleen Kelly                J(ii)

Power of Attorney of John Akard, Jr                J(iii)

Rule 12b-1 Plan                                    M

Rule 17j-1 Code of Ethics                          P